26. POST-EMPLOYMENT OBLIGATIONS (Details 7)	12 Months Ended
Dec. 31, 2019
Pension And Retirement Supplement Plans Plan A [Member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	9 years 6 months 14 days
Pension And Retirement Supplement Plans Plan B [Member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	11 years 6 months 18 days
Health Plan [Member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	12 years 9 months 25 days
Dental Plan [Member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	13 years 2 months 1 day
Life Insurance Plan [Member]
Disclosure of defined benefit plans [line items]
Average periods of maturity of the obligations under the benefit plans	16 years 11 months 5 days